Commitments and Contingencies - Additional Information (Details) - USD ($)			1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 04, 2022	Mar. 10, 2021	Jun. 30, 2022	Dec. 31, 2021	Mar. 08, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Operating lease, weighted average discount rate			8.00%	8.00%		8.00%		8.00%
Operating lease, weighted average lease term			2 years	2 years 6 months		2 years		2 years 6 months
Operating cash flows used for operating leases						$ 88,000	$ 65,000	$ 136,000
Lease cost						$ 90,000	$ 68,000	139,000
Losses on indemnification agreement			$ 0	$ 0
Insurance recovery receivable				136,250				136,250
Right of use asset corresponding with operating lease liability right of use asset				323,000				$ 323,000
Rent expenses									$ 134,000
Woburn, Massachusetts
Loss Contingencies [Line Items]
Lessee, operating lease, option to extend						On March 10, 2021, the Company extended the Woburn Lease through June 30, 2024 with a monthly lease payment of $12 thousand.		On March 10, 2021, the Company extended the lease agreement through June 30, 2024 at a monthly lease rate of $12 thousand
Lessee, operating lease, existence of option to extend [true false]		true
Lease expiration date		Jun. 30, 2024
Payments for Rent	$ 18,000	$ 12,000
Business Email Compromise Fraud
Loss Contingencies [Line Items]
Business email compromise fraud losses, period of occurrence						In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties.		In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties.
Loss on business email compromise fraud						$ 590,000		$ 136,000
Insurance recovered						300,000		300,000
Insurance recovery receivable				$ 136,000				136,000
Remaining insurance proceeds						164,000		$ 164,000
Business email compromise fraud, net loss						$ 426,000
Business Email Compromise Fraud | Subsequent Event [Member]
Loss Contingencies [Line Items]
Loss on business email compromise fraud					$ 590,000